IDEX SERIES FUND

                         SUPPLEMENT DATED JULY 16, 1997
                      TO PROSPECTUS DATED FEBRUARY 1, 1997
            AS PREVIOUSLY SUPPLEMENTED APRIL 21 AND FEBRUARY 28, 1997

    PLEASE READ THIS SUPPLEMENT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

The following supplements "Financial Highlights" in the current Prospectus:

The per share information contained in the table below for each class of shares for the fiscal period ended April 30, 1997 is unaudited. Further information about performance of the Fund Portfolios is contained in the Fund's Semi-Annual Report to shareholders, which you may also obtain without charge by calling or writing to the Fund.

                              FINANCIAL HIGHLIGHTS
                           PERIOD ENDED APRIL 30, 1997



                                                            AGGRESSIVE GROWTH                  INTERNATIONAL EQUITY (1)
                                                       CLASS A     CLASS B     CLASS C        CLASS A     CLASS B     CLASS C
NET ASSET VALUE BEGINNING OF PERIOD                     $15.70      $15.58      $15.60        $10.00      $10.00      $10.00
NET INVESTMENT INCOME (LOSS)                           $(0.07)     $(0.10)     $(0.10)         $0.01           -           -
NET REALIZED AND UNREALIZED GAIN (LOSS) ON               $0.71       $0.71       $0.71         $0.25       $0.25       $0.25
INVESTMENT
TOTAL INCOME (LOSS) FROM INVESTMENT INCOME               $0.64       $0.61       $0.61         $0.26       $0.25       $0.25
DIVIDENDS FROM NET INVESTMENT INCOME                         -           -           -             -           -           -
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS          $(0.67)     $(0.67)     $(0.67)             -           -           -
TOTAL DISTRIBUTIONS                                    $(0.67)     $(0.67)     $(0.67)             -           -           -
NET ASSET VALUE AT END OF PERIOD                        $15.67      $15.52      $15.54        $10.26      $10.25      $10.25
TOTAL RETURN (2)                                         4.13%       3.97%       3.96%         2.61%       2.51%       2.51%
NET ASSETS AT END OF PERIOD (000'S)                    $23,670      $3,063      $2,524        $1,360        $126         $28
RATIO OF EXPENSES TO AVERAGE NET  ASSETS (3)(4)
    EXCLUDING CREDITS                                    1.85%       2.50%       2.40%         1.70%       2.35%       2.25%
    INCLUDING  CREDITS                                   1.85%       2.50%       2.40%         1.70%       2.35%       2.25%
    GROSS                                                2.54%       3.19%       3.09%         5.20%       5.85%       5.75%
RATIO OF NET INCOME (LOSS) TO AVERAGE NET ASSETS(4)    (0.53)%     (0.85)%     (0.81)%         1.14%       0.48%       0.59%
PORTFOLIO TURNOVER RATE (5)                             57.50%      57.50%      57.50%         5.35%       5.35%       5.35%
AVERAGE COMMISSION RATE (6)                            $0.0720     $0.0720     $0.0720       $0.0355     $0.0355     $0.0355

                   See Notes to Financial Highlights on Page 3
                                   Page 1 of 3


                              FINANCIAL HIGHLIGHTS
                           PERIOD ENDED APRIL 30, 1997

                                                            CAPITAL APPRECIATION                           GLOBAL
                                                       CLASS A      CLASS B       CLASS C      CLASS A      CLASS B      CLASS C
NET ASSET VALUE BEGINNING OF PERIOD                      $15.49       $15.42        $15.43       $21.39       $21.13       $21.03
NET INVESTMENT INCOME (LOSS)                            $(0.09)      $(0.13)       $(0.13)        $0.11        $0.05        $0.06
NET REALIZED AND UNREALIZED GAIN (LOSS) ON              $(2.04)      $(2.04)       $(2.04)        $1.92        $1.92        $1.92
INVESTMENT
TOTAL INCOME (LOSS) FROM INVESTMENT INCOME              $(2.13)      $(2.17)       $(2.17)        $2.03        $1.97        $1.98
DIVIDENDS FROM NET INVESTMENT INCOME                          -            -             -            -            -            -
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS           $(0.21)      $(0.21)       $(0.21)      $(2.10)      $(2.10)      $(2.10)
TOTAL DISTRIBUTIONS                                     $(0.21)      $(0.21)       $(0.21)      $(2.10)      $(2.10)      $(2.10)
NET ASSET VALUE AT END OF PERIOD                         $13.15       $13.04        $13.05       $21.32       $21.00       $20.91
TOTAL RETURN (2)                                       (13.87)%     (14.19)%      (14.18)%       10.18%       10.12%       10.17%
NET ASSETS AT END OF PERIOD (000'S)                     $17,286       $2,270        $1,730     $177,191      $18,667      $14,632
RATIO OF EXPENSES TO AVERAGE NET  ASSETS (3)(4)
    EXCLUDING CREDITS                                     1.85%        2.50%         2.40%        1.98%        2.63%        2.53%
    INCLUDING  CREDITS                                    1.85%        2.50%         2.40%        1.98%        2.63%        2.53%
    GROSS                                                 2.54%        3.19%         3.09%            -            -            -
RATIO OF NET INCOME (LOSS) TO AVERAGE NET ASSETS(4)     (0.67)%      (0.99)%       (0.94)%      (0.35)%      (0.67)%      (0.62)%
PORTFOLIO TURNOVER RATE (5)                              51.55%       51.55%        51.55%       36.33%       36.33%       36.33%
AVERAGE COMMISSION RATE (6)                             $0.0461      $0.0461       $0.0461      $0.0469      $0.0469      $0.0469

                   See Notes to Financial Highlights on Page 3
                                   Page 1 of 3


                              FINANCIAL HIGHLIGHTS
                           PERIOD ENDED APRIL 30, 1997

                                                                      GROWTH
                                                    CLASS A      CLASS B       CLASS C      CLASS T
NET ASSET VALUE BEGINNING OF PERIOD                  $21.97       $21.60        $21.65       $22.17
NET INVESTMENT INCOME (LOSS)                          $0.01      $(0.05)       $(0.03)        $0.05
NET REALIZED AND UNREALIZED GAIN (LOSS) ON            $0.50        $0.50         $0.50        $0.50
INVESTMENT
TOTAL INCOME (LOSS) FROM INVESTMENT INCOME            $0.51        $0.45         $0.47        $0.55
DIVIDENDS FROM NET INVESTMENT INCOME                      -            -             -            -
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS       $(0.47)      $(0.47)       $(0.47)      $(0.47)
TOTAL DISTRIBUTIONS                                 $(0.47)      $(0.47)       $(0.47)      $(0.47)
NET ASSET VALUE AT END OF PERIOD                     $22.01       $21.58        $21.65       $22.25
TOTAL RETURN (2)                                      2.31%        2.07%         2.15%        2.42%
NET ASSETS AT END OF PERIOD (000'S)                $563,317       $8,724       $13,089     $561,475
RATIO OF EXPENSES TO AVERAGE NET  ASSETS (3)(4)
    EXCLUDING CREDITS                                 1.65%        2.30%         2.20%        1.30%
    INCLUDING  CREDITS                                1.65%        2.30%         2.20%        1.30%
    GROSS                                                 -            -             -            -
RATIO OF NET INCOME (LOSS) TO AVERAGE NET ASSETS(4)   0.07%      (0.25)%       (0.20)%      (0.64)%
PORTFOLIO TURNOVER RATE (5)                          46.57%       46.57%        46.57%       46.57%
AVERAGE COMMISSION RATE (6)                         $0.0418      $0.0418       $0.0418      $0.0418


                   See Notes to Financial Highlights on Page 3
                                   Page 1 of 3


                        FINANCIAL HIGHLIGHTS (CONTINUED)
                           PERIOD ENDED APRIL 30, 1997


                                                                 C.A.S.E.                               VALUE EQUITY (1)
                                                     CLASS A     CLASS B    CLASS C         CLASS A      CLASS B      CLASS C
NET ASSET VALUE BEGINNING OF PERIOD                   $10.56      $10.51     $10.52          $10.00       $10.00       $10.00
NET INVESTMENT INCOME (LOSS)                           $1.33       $1.30      $1.30           $0.01            -            -
NET REALIZED AND UNREALIZED GAIN (LOSS) ON           $(0.80)     $(0.80)    $(0.80)           $0.11        $0.11        $0.11
INVESTMENT
TOTAL INCOME (LOSS) FROM INVESTMENT INCOME             $0.53       $0.50      $0.50           $0.12        $0.11        $0.11
DIVIDENDS FROM NET INVESTMENT INCOME                 $(0.51)     $(0.45)    $(0.46)               -            -            -
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS              -           -          -               -            -            -
TOTAL DISTRIBUTIONS                                  $(0.51)     $(0.45)    $(0.46)               -            -            -
NET ASSET VALUE AT END OF PERIOD                      $10.58      $10.56     $10.56          $10.12       $10.11       $10.11
TOTAL RETURN (2)                                       5.25%       4.98%      4.97%           1.23%        1.13%        1.13%
NET ASSETS AT END OF PERIOD (000'S)                   $2,177      $1,498     $1,028          $2,300       $1,171         $496
RATIO OF EXPENSES TO AVERAGE NET  ASSETS (3)(4)
    EXCLUDING CREDITS                                  1.85%       2.50%      2.40%           1.50%        2.15%        2.05%
    INCLUDING  CREDITS                                 1.85%       2.50%      2.40%           1.50%        2.15%        2.05%
    GROSS                                              5.15%       5.80%      5.70%           4.81%        5.46%        5.36%
RATIO OF NET INCOME (LOSS) TO AVERAGE NET ASSETS (4) (0.07)%     (0.40)%    (0.35)%           0.20%        0.05%        0.07%
PORTFOLIO TURNOVER RATE (5)                           67.81%      67.81%     67.81%           0.98%        0.98%        0.98%
AVERAGE COMMISSION RATE (6)                          $0.0602     $0.0602    $0.0602         $0.0688      $0.0688      $0.0688

                   See Notes to Financial Highlights on Page 3
                                   Page 2 of 3


                        FINANCIAL HIGHLIGHTS (CONTINUED)
                           PERIOD ENDED APRIL 30, 1997


                                                              STRATEGIC TOTAL RETURN                 TACTICAL ASSET ALLOCATION
                                                     CLASS A        CLASS B        CLASS C       CLASS A       CLASS B       CLASS C
NET ASSET VALUE BEGINNING OF PERIOD                   $13.43         $13.42         $13.42        $11.19        $11.18        $11.18
NET INVESTMENT INCOME (LOSS)                           $0.30          $0.26          $0.26         $0.26         $0.22         $0.23
NET REALIZED AND UNREALIZED GAIN (LOSS) ON             $0.76          $0.76          $0.76         $0.50         $0.50         $0.50
INVESTMENT
TOTAL INCOME (LOSS) FROM INVESTMENT INCOME             $1.06          $1.02          $1.02         $0.76         $0.72         $0.73
DIVIDENDS FROM NET INVESTMENT INCOME                 $(0.10)        $(0.06)        $(0.06)       $(0.08)       $(0.04)       $(0.05)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS        $(0.32)        $(0.32)        $(0.32)       $(0.04)       $(0.04)       $(0.04)
TOTAL DISTRIBUTIONS                                  $(0.42)        $(0.38)        $(0.38)       $(0.12)       $(0.08)       $(0.09)
NET ASSET VALUE AT END OF PERIOD                      $14.07         $14.06         $14.06        $11.83        $11.82        $11.82
TOTAL RETURN (2)                                       8.02%          7.67%          7.72%         6.81%         6.47%         6.52%
NET ASSETS AT END OF PERIOD (000'S)                  $15,576         $2,593         $2,487       $10,802        $7,288        $3,789
RATIO OF EXPENSES TO AVERAGE NET  ASSETS (3)(4)
    EXCLUDING CREDITS                                  1.85%          2.50%          2.40%         1.85%         2.50%         2.40%
    INCLUDING  CREDITS                                 1.85%          2.50%          2.40%         1.85%         2.50%         2.40%
    GROSS                                              2.44%          3.08%          2.99%         2.32%         2.97%         2.87%
RATIO OF NET INCOME (LOSS) TO AVERAGE NET ASSETS (4)   0.65%          0.33%          0.38%         0.79%         0.46%         0.51%
PORTFOLIO TURNOVER RATE (5)                           27.86%         27.86%         27.86%        41.49%        41.49%        41.49%
AVERAGE COMMISSION RATE (6)                          $0.0593        $0.0593        $0.0593       $0.0830       $0.0830       $0.0830

                   See Notes to Financial Highlights on Page 3
                                   Page 2 of 3


                        FINANCIAL HIGHLIGHTS (CONTINUED)
                           PERIOD ENDED APRIL 30, 1997


                                                               BALANCED                                     FLEXIBLE INCOME
                                                    CLASS A       CLASS B        CLASS C        CLASS A        CLASS B      CLASS C
NET ASSET VALUE BEGINNING OF PERIOD                  $13.58        $13.56        $13.57          $9.33          $9.32        $9.32
NET INVESTMENT INCOME (LOSS)                          $0.34         $0.30         $0.30          $1.13          $1.11        $1.11
NET REALIZED AND UNREALIZED GAIN (LOSS) ON            $0.39         $0.39         $0.39        $(0.89)        $(0.89)      $(0.89)
INVESTMENT
TOTAL INCOME (LOSS) FROM INVESTMENT INCOME            $0.73         $0.69         $0.69          $0.24          $0.22        $0.22
DIVIDENDS FROM NET INVESTMENT INCOME                $(0.11)       $(0.06)       $(0.07)        $(0.30)        $(0.27)      $(0.27)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS       $(1.75)       $(1.75)       $(1.75)              -              -            -
TOTAL DISTRIBUTIONS                                 $(1.86)       $(1.81)       $(1.82)        $(0.30)        $(0.27)      $(0.27)
NET ASSET VALUE AT END OF PERIOD                     $12.45        $12.44        $12.44          $9.27          $9.27        $9.27
TOTAL RETURN (2)                                      5.89%         5.55%         5.60%          2.61%          2.37%        2.42%
NET ASSETS AT END OF PERIOD (000'S)                  $9,963        $1,745        $1,089        $15,458           $620         $828
RATIO OF EXPENSES TO AVERAGE NET  ASSETS (3)(4)
    EXCLUDING CREDITS                                 1.85%         2.50%         2.40%          1.85%          2.50%        2.40%
    INCLUDING  CREDITS                                1.85%         2.50%         2.40%          1.85%          2.50%        2.40%
    GROSS                                             3.00%         3.65%         3.55%          2.22%          2.87%        2.77%
RATIO OF NET INCOME (LOSS) TO AVERAGE NET ASSETS (4)  0.84%         0.52%         0.57%          3.20%          2.88%        2.93%
PORTFOLIO TURNOVER RATE (5)                          56.19%        56.19%        56.19%         74.69%         74.69%       74.69%
AVERAGE COMMISSION RATE (6)                         $0.0466       $0.0466       $0.0466              -              -            -


                        FINANCIAL HIGHLIGHTS (CONTINUED)
                           PERIOD ENDED APRIL 30, 1997

                                                                 INCOME PLUS                               TAX-EXEMPT
                                                     CLASS A       CLASS B       CLASS C       CLASS A       CLASS B      CLASS C
NET ASSET VALUE BEGINNING OF PERIOD                  $10.61         $10.61        $10.61        $11.40        $11.40       $11.40
NET INVESTMENT INCOME (LOSS)                          $1.49          $1.46         $1.46         $1.00         $0.96        $0.98
NET REALIZED AND UNREALIZED GAIN (LOSS) ON          $(1.20)        $(1.20)       $(1.20)       $(0.77)       $(0.77)      $(0.77)
INVESTMENT
TOTAL INCOME (LOSS) FROM INVESTMENT INCOME            $0.29          $0.26         $0.26         $0.23         $0.19        $0.21
DIVIDENDS FROM NET INVESTMENT INCOME                $(0.39)        $(0.36)       $(0.36)       $(0.26)       $(0.23)      $(0.25)
DISTRIBUTIONS FROM NET REALIZED CAPITAL GAINS       $(0.10)        $(0.10)       $(0.10)       $(0.08)       $(0.08)      $(0.08)
TOTAL DISTRIBUTIONS                                 $(0.49)        $(0.46)       $(0.46)       $(0.34)       $(0.31)      $(0.33)
NET ASSET VALUE AT END OF PERIOD                     $10.41         $10.41        $10.41        $11.29        $11.28       $11.28
TOTAL RETURN (2)                                      2.68%          2.39%         2.43%         2.05%         1.62%        1.80%
NET ASSETS AT END OF PERIOD (000'S)                 $63,740         $1,234        $2,523       $23,400          $260         $622
RATIO OF EXPENSES TO AVERAGE NET  ASSETS (3)(4)
    EXCLUDING CREDITS                                 1.27%          1.92%         1.82%         1.00%         1.65%        1.25%
    INCLUDING  CREDITS                                1.27%          1.92%         1.82%         1.00%         1.65%        1.25%
    GROSS                                                 -              -             -         1.49%         2.14%        1.74%
RATIO OF NET INCOME (LOSS) TO AVERAGE NET ASSETS (4)  3.66%          3.34%         3.39%         2.32%         2.00%        2.19%
PORTFOLIO TURNOVER RATE (5)                          27.60%         27.60%        27.60%        27.73%        27.73%       27.73%
AVERAGE COMMISSION RATE (6)                               -              -             -             -             -            -

(1)  From commencement of operations, February 3, 1997.

(2) Total return has been calculated for the applicable period without deduction of a sales load, if any, on an initial purchase for Class A or Class T Shares. Ratios for the period ended April 30, 1997 are not annualized.

(3) Ratio of Expenses to Average Net Assets shows: Expenses Excluding Credits (total expenses less amounts waived/reimbursed by the investment adviser); Expenses Including Credits (total expenses less amounts waived/reimbursed by the investment adviser and reduced by affiliated brokerage and custody earnings credits); and Gross Expenses (total expenses, not taking into account waived/reimbursed amounts by the investment adviser or affiliated brokerage and custody earnings credits).

(4)  Ratios for the period ended April 30, 1997 are annualized.

(5) This rate is calculated by dividing the lesser of a Portfolio's respective long-term purchases or sales by the average value of its long-term investments during the period. Ratios for the period ended April 30, 1997 are not annualized.

(6) This rate is calculated by dividing total commissions paid on purchases and sales of securities during the period by total shares purchased or sold in those same transactions and is reported to the extent that commissionable trades constitute more than 10% of average net assets for the period.

                                IDEX SERIES FUND

                         SUPPLEMENT DATED JULY 16, 1997
                     TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED FEBRUARY 1, 1997
                    AS PREVIOUSLY SUPPLEMENTED APRIL 21, 1997

    PLEASE READ THIS SUPPLEMENT CAREFULLY AND RETAIN IT FOR FUTURE REFERENCE.

The following information supplements the section "Financial Statements":

Unaudited Financial Statements of IDEX Series Fund (the "Fund") for the period ended April 30, 1997 are incorporated by reference from the Fund's Semi-Annual Report dated April 30, 1997.

                               * * * * * * * * * *

     The Non-Fundamental Investment Restrictions of the Aggressive Growth, Capital Appreciation and Balanced, Growth and Flexible Income, C.A.S.E., and Value Equity Portfolios relating to investments in securities of other investment companies are replaced in their entirety as follows:

     The Portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization.

     The Non-Fundamental Investment Restriction of the International Equity Portfolio relating to investments in securities of other investment companies is replaced in its entirety as follows:

     The Portfolio may not (i) purchase securities of other investment companies, except in the open market where no commission except the ordinary broker's commission is paid, or (ii) purchase or retain securities issued by other open-end investment companies. Limitations (i) and (ii) do not apply to money market funds or to securities received as dividends, through offers of exchange, or as a result of consolidation, merger or other reorganization. The Portfolio may also invest in the GEI Short-Term Investment Fund, an investment fund advised by GE Investment Management Incorporated ("GEIM"), created specifically to serve as a vehicle for the collective investment of cash balances of the Portfolio and other accounts advised by GEIM or General Electric Investment Corporation. Investments in GEI Short-Term Investment Fund are not considered investments in another investment company for the purposes of this restriction.